Significant Accounting Policies - Impairment of Long-lived Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Significant Accounting Policies
Impairment of long lived assets	$ 0	$ 0	$ 0